Common stock	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Common stock
14. Common stock
The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2019, 2020 and 2021:

	2019	2020	2021
	(shares)
Balance at beginning of fiscal year	2,538,964,494	2,539,249,894	2,539,249,894
Issuance of new shares of common stock due to exercise of stock acquisition rights	285,400	—	—

Balance at end of fiscal year	2,539,249,894	2,539,249,894	2,539,249,894